Earnings per share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit attributable to stockholders of the Company	R$ 1,365,597	R$ 909,267	R$ 478,781
Weighted average number of outstanding common shares	328,169,609	317,647,562	262,288,607
Basic earnings per share	R$ 4.1613	R$ 2.8625	R$ 1.8254
Net income attributable to equity holders of the parent	R$ 1,365,597	R$ 909,267	R$ 478,781
Weighted average number of outstanding common shares	328,169,609	317,647,562	262,288,607
Weighted average number of shares under options	0	2,581,716
Weighted average number of shares that would have been issued at average market price	1,090,047	(2,102,607)
Weighted average number of common shares for diluted earnings per share	329,259,656	318,126,671	262,288,607
Diluted earnings per share	R$ 4.1475	R$ 2.8582	R$ 1.8254